FINANCIAL RISK MANAGEMENT, Financial Instruments Recorded at Fair Value and Fair Value Hierarchy (Details) S/ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 PEN (S/)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Financial Assets and Liabilities at Fair Value [Abstract]
Derivative financial assets	S/ 1,661,600	S/ 1,214,500	$ 1,661,628	$ 1,214,497
Derivative financial liabilities	1,524,800	1,205,200	$ 1,524,761	$ 1,205,213
Increase (decrease) in fair value of financial assets designated as measured at fair value through profit or loss, attributable to changes in credit risk of financial assets	7,800	8,300
Increase (decrease) in fair value of financial liability, attributable to changes in credit risk of liability	17,300	18,600
Net impact of debit valuation and credit valuation adjustments	(300)	(3,500)
Net unrealized gain (loss) of Level 3 financial instruments	(700)	(7,200)
Fair Value [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	43,323,232	52,249,127
Financial liabilities, at fair value	1,850,332	1,766,815
Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	34,758,443	43,743,889
Investments at Fair Value through Profit or Loss [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	5,928,497	6,467,471
Financial Assets at Fair Value through Profit or Loss [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	974,664	823,270
Corporate Bonds [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	14,899,404	13,420,428
Government Treasury Bonds [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	9,416,173	12,427,416
Certificates of Deposit BCRP [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	8,337,432	15,364,282
Negotiable Certificates of Deposits [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	642,218	898,277
Securitization Instruments [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	730,115	751,436
Subordinated Bonds [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	221,563	213,297
Other Instruments [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	133,711	166,203
Equity Instruments [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	377,827	502,550
Level 1 [Member] | Fair Value [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	18,763,269	21,032,224
Financial liabilities, at fair value	0	0
Level 1 [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	14,645,286	17,037,629
Level 1 [Member] | Investments at Fair Value through Profit or Loss [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	3,158,478	3,186,413
Level 1 [Member] | Financial Assets at Fair Value through Profit or Loss [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	959,505	808,182
Level 1 [Member] | Corporate Bonds [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	5,765,402	5,199,696
Level 1 [Member] | Government Treasury Bonds [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	8,631,470	11,615,890
Level 1 [Member] | Certificates of Deposit BCRP [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 1 [Member] | Negotiable Certificates of Deposits [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 1 [Member] | Securitization Instruments [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	53
Level 1 [Member] | Subordinated Bonds [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	72,738	39,047
Level 1 [Member] | Other Instruments [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 1 [Member] | Equity Instruments [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	175,676	182,943
Level 2 [Member] | Fair Value [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	23,581,908	30,463,688
Financial liabilities, at fair value	1,850,332	1,766,815
Level 2 [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	20,095,718	26,690,944
Level 2 [Member] | Investments at Fair Value through Profit or Loss [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	1,813,915	2,543,159
Level 2 [Member] | Financial Assets at Fair Value through Profit or Loss [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	10,647	15,088
Level 2 [Member] | Corporate Bonds [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	9,134,002	8,220,732
Level 2 [Member] | Government Treasury Bonds [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	784,703	811,526
Level 2 [Member] | Certificates of Deposit BCRP [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	8,337,432	15,364,282
Level 2 [Member] | Negotiable Certificates of Deposits [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	642,218	898,277
Level 2 [Member] | Securitization Instruments [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	730,115	751,383
Level 2 [Member] | Subordinated Bonds [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	148,825	174,250
Level 2 [Member] | Other Instruments [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	133,711	166,203
Level 2 [Member] | Equity Instruments [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	184,712	304,291
Level 3 [Member] | Fair Value [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	978,055	753,215
Financial liabilities, at fair value	0	0
Level 3 [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	17,439	15,316
Level 3 [Member] | Investments at Fair Value through Profit or Loss [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	956,104	737,899
Level 3 [Member] | Financial Assets at Fair Value through Profit or Loss [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	4,512	0
Level 3 [Member] | Corporate Bonds [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 3 [Member] | Government Treasury Bonds [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 3 [Member] | Certificates of Deposit BCRP [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 3 [Member] | Negotiable Certificates of Deposits [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 3 [Member] | Securitization Instruments [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 3 [Member] | Subordinated Bonds [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 3 [Member] | Other Instruments [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 3 [Member] | Equity Instruments [Member] | Available for Sale [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	17,439	15,316
Derivative Financial Assets [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	1,661,628	1,214,497
Derivative Financial Assets [Member] | Currency Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	860,170	323,425
Derivative Financial Assets [Member] | Interest Rate Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	367,906	600,718
Derivative Financial Assets [Member] | Foreign Currency Forwards [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	344,780	256,891
Derivative Financial Assets [Member] | Cross Currency Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	86,268	28,096
Derivative Financial Assets [Member] | Foreign Exchange Options [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	2,485	2,673
Derivative Financial Assets [Member] | Futures [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	19	2,694
Derivative Financial Assets [Member] | Level 1 [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative Financial Assets [Member] | Level 1 [Member] | Currency Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative Financial Assets [Member] | Level 1 [Member] | Interest Rate Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative Financial Assets [Member] | Level 1 [Member] | Foreign Currency Forwards [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative Financial Assets [Member] | Level 1 [Member] | Cross Currency Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative Financial Assets [Member] | Level 1 [Member] | Foreign Exchange Options [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative Financial Assets [Member] | Level 1 [Member] | Futures [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative Financial Assets [Member] | Level 2 [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	1,661,628	1,214,497
Derivative Financial Assets [Member] | Level 2 [Member] | Currency Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	860,170	323,425
Derivative Financial Assets [Member] | Level 2 [Member] | Interest Rate Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	367,906	600,718
Derivative Financial Assets [Member] | Level 2 [Member] | Foreign Currency Forwards [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	344,780	256,891
Derivative Financial Assets [Member] | Level 2 [Member] | Cross Currency Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	86,268	28,096
Derivative Financial Assets [Member] | Level 2 [Member] | Foreign Exchange Options [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	2,485	2,673
Derivative Financial Assets [Member] | Level 2 [Member] | Futures [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	19	2,694
Derivative Financial Assets [Member] | Level 3 [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative Financial Assets [Member] | Level 3 [Member] | Currency Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative Financial Assets [Member] | Level 3 [Member] | Interest Rate Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative Financial Assets [Member] | Level 3 [Member] | Foreign Currency Forwards [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative Financial Assets [Member] | Level 3 [Member] | Cross Currency Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative Financial Assets [Member] | Level 3 [Member] | Foreign Exchange Options [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative Financial Assets [Member] | Level 3 [Member] | Futures [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative Financial Liabilities [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	1,524,761	1,205,213
Derivative Financial Liabilities [Member] | Financial Liabilities at Fair Value through Profit or Loss [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	325,571	561,602
Derivative Financial Liabilities [Member] | Currency Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	795,845	181,454
Derivative Financial Liabilities [Member] | Interest Rate Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	333,540	644,122
Derivative Financial Liabilities [Member] | Foreign Currency Forwards [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	387,371	257,999
Derivative Financial Liabilities [Member] | Cross Currency Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	4,342	115,475
Derivative Financial Liabilities [Member] | Foreign Exchange Options [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	3,258	3,547
Derivative Financial Liabilities [Member] | Futures [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	405	2,616
Derivative Financial Liabilities [Member] | Level 1 [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Derivative Financial Liabilities [Member] | Level 1 [Member] | Financial Liabilities at Fair Value through Profit or Loss [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Derivative Financial Liabilities [Member] | Level 1 [Member] | Currency Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Derivative Financial Liabilities [Member] | Level 1 [Member] | Interest Rate Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Derivative Financial Liabilities [Member] | Level 1 [Member] | Foreign Currency Forwards [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Derivative Financial Liabilities [Member] | Level 1 [Member] | Cross Currency Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Derivative Financial Liabilities [Member] | Level 1 [Member] | Foreign Exchange Options [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Derivative Financial Liabilities [Member] | Level 1 [Member] | Futures [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Derivative Financial Liabilities [Member] | Level 2 [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	1,524,761	1,205,213
Derivative Financial Liabilities [Member] | Level 2 [Member] | Financial Liabilities at Fair Value through Profit or Loss [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	325,571	561,602
Derivative Financial Liabilities [Member] | Level 2 [Member] | Currency Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	795,845	181,454
Derivative Financial Liabilities [Member] | Level 2 [Member] | Interest Rate Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	333,540	644,122
Derivative Financial Liabilities [Member] | Level 2 [Member] | Foreign Currency Forwards [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	387,371	257,999
Derivative Financial Liabilities [Member] | Level 2 [Member] | Cross Currency Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	4,342	115,475
Derivative Financial Liabilities [Member] | Level 2 [Member] | Foreign Exchange Options [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	3,258	3,547
Derivative Financial Liabilities [Member] | Level 2 [Member] | Futures [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	405	2,616
Derivative Financial Liabilities [Member] | Level 3 [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Derivative Financial Liabilities [Member] | Level 3 [Member] | Financial Liabilities at Fair Value through Profit or Loss [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Derivative Financial Liabilities [Member] | Level 3 [Member] | Currency Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Derivative Financial Liabilities [Member] | Level 3 [Member] | Interest Rate Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Derivative Financial Liabilities [Member] | Level 3 [Member] | Foreign Currency Forwards [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Derivative Financial Liabilities [Member] | Level 3 [Member] | Cross Currency Swaps [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Derivative Financial Liabilities [Member] | Level 3 [Member] | Foreign Exchange Options [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	0	0
Derivative Financial Liabilities [Member] | Level 3 [Member] | Futures [Member]
Financial Assets and Liabilities at Fair Value [Abstract]
Financial liabilities, at fair value	S/ 0	S/ 0